T. ROWE PRICE Retirement I 2055 Fund – I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .0%
T. Rowe Price Funds:
New Income Fund  15,288 3,144 2,267 1,893,699 15,301
U.S. Treasury Long-Term Index
Fund  7,681 3,673 589 1,197,808 9,678
International Bond Fund (USD
Hedged)  5,287 1,390 873 646,883 5,169
Dynamic Global Bond Fund  5,860 1,253 2,291 491,624 4,169
Limited Duration Inflation
Focused Bond Fund  33,140 528 34,446 20,006 93
Total Bond Mutual Funds (Cost $ 40,184 ) 34,410
EQUITY MUTUAL FUNDS 96 .8%
T. Rowe Price Funds:
Value Fund  612,645 156,896 135,337 14,792,738 568,485
Growth Stock Fund (2) 445,437 156,474 30,898 7,888,086 529,054
Equity Index 500 Fund  339,590 96,858 77,169 3,342,640 349,740
Overseas Stock Fund  246,694 81,909 24,925 25,989,565 298,360
International Value Equity Fund  261,956 53,571 58,070 17,658,025 259,573
International Stock Fund  211,717 49,984 14,110 14,272,721 246,775
U.S. Large-Cap Core Fund  64,248 121,071 6,432 5,791,327 170,960
Real Assets Fund  128,391 56,451 7,674 11,973,767 165,358
Mid-Cap Growth Fund  114,394 27,080 7,113 1,426,869 134,896
Mid-Cap Value Fund  125,728 37,670 20,026 4,346,015 132,945
U.S. Equity Research Fund  89,455 45,481 6,452 3,310,363 124,900
Emerging Markets Discovery
Stock Fund  93,634 26,957 6,014 8,685,779 108,225
Emerging Markets Stock Fund  91,698 19,037 6,811 2,774,410 97,132
Small-Cap Stock Fund  76,649 24,444 7,212 1,690,273 93,760
Small-Cap Value Fund  79,616 17,852 10,053 1,642,720 85,224
New Horizons Fund (2) 47,708 12,931 3,558 1,158,551 58,901
Total Equity Mutual Funds (Cost $ 3,542,776 ) 3,424,288
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  339 113,169 113,091 4,193 423
Total Other Mutual Funds (Cost $ 417 ) 423

T. ROWE PRICE Retirement I 2055 Fund – I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .2%
Money Market Funds 2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 46,959 202,634 172,409 77,183,702 77,184
Total Short-Term Investments (Cost $ 77,184 ) 77,184
Total Investments in Securities 100.0%
(Cost $3,660,561) $ 3,536,305
Other Assets Less Liabilities (0.0)% (1,364)
Net Assets 100.0% $ 3,534,941
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2055 Fund – I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 569 $ (653) $ 117
Emerging Markets Discovery Stock Fund  (111) (6,352) 3,678
Emerging Markets Stock Fund  (316) (6,792) 1,919
Equity Index 500 Fund  (2,025) (9,539) 4,213
Growth Stock Fund  13,804 (41,959) —
International Bond Fund (USD Hedged)  316 (635) 95
International Stock Fund  567 (816) 3,678
International Value Equity Fund  (4,955) 2,116 9,770
Limited Duration Inflation Focused Bond Fund  (1,171) 871 7
Mid-Cap Growth Fund  2,973 535 396
Mid-Cap Value Fund  13,119 (10,427) 2,013
New Horizons Fund  1,933 1,820 —
New Income Fund  (141) (864) 370
Overseas Stock Fund  (554) (5,318) 8,706
Real Assets Fund  1,151 (11,810) 4,284
Small-Cap Stock Fund  2,840 (121) 689
Small-Cap Value Fund  2,744 (2,191) 935
Transition Fund  320 6 109
U.S. Equity Research Fund  367 (3,584) 1,466
U.S. Large-Cap Core Fund  6,236 (7,927) 1,383
U.S. Treasury Long-Term Index Fund  (38) (1,087) 206
Value Fund  35,255 (65,719) 11,306
U.S. Treasury Money Fund, 4.61% — — 1,748
Totals $ 72,883 # $ (170,446) $ 57,088 +
# Capital gain distributions from underlying Price funds represented $94,904 of the net realized gain (loss).
+ Investment income comprised $57,088 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2055 Fund – I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2055 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2055 Fund – I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2055 Fund – I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R420-054Q3 02/23